Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A common stock [member]
Statement [LineItems]
Common stock, shares issued	34,033,575	33,998,654
Common stock, shares outstanding	28,477,704	30,995,120
Class B common stock [member]
Statement [LineItems]
Common stock, shares issued	10,938,125	10,938,125
Common stock, shares outstanding	10,938,125	10,938,125
Common stock, no par value	$ 0	$ 0